FRANKLIN BSP PRIVATE CREDIT FUND

Schedule of Investments

September 30, 2024

(Unaudited)

Portfolio Company (a)	Industry	Investment Coupon Rate (b)	Principal/ Numbers of Shares	Fair Value
Collateralized Securities - 9.2%
CLO Debt - 9.2%
Elmwood CLO 31, Ltd. 24-7A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (9.40%), 7/17/2037	$1,500,000	$1,500,000
Elmwood CLO 32, Ltd. 24-8A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (9.00%), 10/18/2037	800,000	800,000
Frontier Issuer, LLC 24-1 C (c)(e)	Diversified Investment Vehicles	11.16%, 6/20/2054	1,000,000	1,140,000
Generate CLO, Ltd. 23-11A D2RA (c)(d)(e)	Diversified Investment Vehicles	S+4.85% (9.69%), 10/20/2037	2,000,000	2,000,000
Golub Capital Partners Short Duration 22-1A DR (c)(d)(e)	Diversified Investment Vehicles	S+4.60% (9.95%), 7/25/2033	1,500,000	1,500,000
HalseyPoint CLO II, Ltd. 20-2A D2R (c)(d)(e)	Diversified Investment Vehicles	S+5.00% (10.30%), 7/20/2037	1,000,000	990,000
Morgan Stanley Eaton Vance CLO, Ltd. 23-19A D (c)(d)(e)	Diversified Investment Vehicles	S+5.50% (10.78%), 7/20/2036	1,000,000	1,019,900
Wind River CLO, Ltd. 18-3A D (c)(d)(e)	Diversified Investment Vehicles	S+2.95% (8.49%), 1/20/2031	250,000	244,950
Ziply Fiber Issuer, LLC 24-1A C (c)(e)	Diversified Investment Vehicles	11.17%, 4/20/2054	1,000,000	1,035,590
Total CLO Debt (Cost $10,022,216)				$10,230,440
Total Collaterized Securities (Cost $10,022,216)				$10,230,440
Senior Secured First Lien Debt - 116.9%
Bank Loans - 105.1%
Adelaide Borrower, LLC (d)(e)	Software/Services	S+6.75% (11.35%) 3.38% PIK, 5/8/2030	$1,827,586	$1,793,409
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.76%, 3.38% PIK, 5/8/2030	-	(7,704)
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.76%, 3.38% PIK, 5/8/2030	-	(4,825)
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (10.10%), 10/31/2030	3,153,155	3,153,155
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (10.42%), 10/31/2030	788,025	788,025
Altice Financing, SA (d)	Telecom	S+5.00% (10.30%), 10/29/2027	1,732,472	1,570,052
American Auto Auction Group, LLC (d)	Transportation	S+5.00% (9.75%), 12/30/2027	746,164	748,499
American Rock Salt Company, LLC (d)	Chemicals	S+4.00% (9.32%), 6/9/2028	1,319,854	1,080,300
Amneal Pharmaceuticals, LLC (d)	Healthcare	S+5.50% (10.35%), 5/4/2028	740,566	748,283
Apollo Commercial Real Estate Finance, Inc. (d)	Financials	S+3.50% (8.46%), 3/11/2028	497,423	482,500
Aramsco, Inc. (d)	Business Services	S+4.75% (9.35%), 10/10/2030	1,272,249	1,195,914
Aramsco, Inc. (d)(f)	Business Services	S+4.75%, 10/10/2030	37,208	23,831
Artera Services, LLC (d)	Utilities	S+4.50% (9.10%), 2/18/2031	746,250	725,609
Artifact Bidco, Inc. (d)(e)	Software/Services	S+4.50% (9.10%), 7/28/2031	792,000	784,286
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/28/2031	-	(1,890)
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/26/2030	-	(1,348)
AuditBoard, Inc. (d)(e)	Software/Services	S+5.25% (10.55%), 7/12/2031	1,185,000	1,173,517
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+5.25%, 7/12/2031	-	(5,465)
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+5.25%, 7/12/2031	-	(2,190)
Avalara, Inc. (d)(e)	Software/Services	S+6.25% (10.85%), 10/19/2028	502,000	502,000
Avalara, Inc. (d)(e)(f)	Software/Services	S+6.25%, 10/19/2028	-	-
Axiom Global, Inc. (d)	Business Services	S+4.75% (10.11%), 10/2/2028	1,396,500	1,351,114
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.50% (11.35%), 3/19/2031	515,625	515,625
Azurite Intermediate Holdings, Inc. (d)(e)(f)	Software/Services	S+6.50% (11.35%), 3/19/2031	750,000	750,000
Azurite Intermediate Holdings, Inc. (d)(e)(f)	Software/Services	S+6.50%, 3/19/2031	-	-
Bella Holding Co., LLC (d)	Healthcare	S+3.75% (8.70%), 5/10/2028	748,072	747,346
BEP Intermediate Holdco, LLC (d)	Business Services	S+3.75% (8.60%), 4/25/2031	748,125	749,995
Bingo Group Buyer, Inc. (d)(e)	Utilities	S+5.00% (9.60%), 7/10/2031	788,000	778,465
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00%, 7/10/2031	-	(2,952)
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00% (9.60%), 7/10/2031	2,858	1,721
Blackhawk Network Holdings, Inc. (d)	Consumer	S+5.00% (9.85%), 3/12/2029	1,995,000	2,002,302
CMI Marketing, Inc. (d)	Media/Entertainment	S+4.25% (9.21%), 3/23/2028	1,243,573	1,235,801
Cornerstone Building Brands, Inc. (d)	Industrials	S+4.50% (9.60%), 5/15/2031	500,000	493,595
CPM Holdings, Inc. (d)	Industrials	S+4.50% (9.70%), 9/28/2028	997,487	944,581
Crisis Prevention Institute, Inc. (d)	Education	S+4.75% (9.35%), 4/9/2031	1,000,000	1,000,420
Delivery Hero Finco, LLC (d)	Food & Beverage	S+5.00% (10.10%), 12/12/2029	995,000	997,129
Demakes Borrower, LLC (d)(e)	Food & Beverage	S+6.25% (11.55%), 12/12/2029	997,463	997,462
Demakes Borrower, LLC (d)(e)(f)	Food & Beverage	S+6.25%, 12/12/2029	-	-
Division Holding Corp. (d)	Business Services	S+4.75% (9.71%), 5/26/2028	458,416	457,270
DXP Enterprises, Inc. (d)	Business Services	S+4.75% (10.16%), 10/15/2030	742,500	742,871
Eastern Power, LLC (d)	Utilities	S+5.25% (10.10%), 4/3/2028	983,746	983,746
Engineering Research And Consulting, LLC (d)	Software/Services	S+5.00% (10.06%), 8/29/2031	750,000	738,750
Epic Y-grade Services, LP (d)	Energy	S+5.75% (11.07%), 6/29/2029	1,000,000	996,000
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.60%), 10/11/2028	344,287	338,606
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.60%), 10/11/2028	73,260	72,051
Faraday Buyer, LLC (d)(e)(f)	Utilities	S+6.00%, 10/11/2028	-	(775)
First Brands Group, LLC (d)	Consumer	S+5.00% (10.51%), 3/30/2027	1,735,810	1,714,980
Fitness International, LLC (d)	Consumer	S+5.25% (10.51%), 2/12/2029	1,244,997	1,240,328
Foundation Building Materials, Inc. (d)	Industrials	S+4.00% (9.25%), 1/29/2031	748,120	727,375
Gainwell Acquisition Corp. (d)	Healthcare	S+4.00% (8.70%), 10/1/2027	1,985,256	1,885,159
Geosyntec Consultants, Inc. (d)	Business Services	S+3.75% (8.60%), 7/31/2031	1,000,000	998,130
Getty Images, Inc. (d)	Business Services	S+4.50% (8.85%), 2/19/2026	456,672	453,535
Global Medical Response, Inc. (d)	Healthcare	S+5.50% (10.46%) 0.75% PIK, 10/31/2028	968,564	961,600
Green Energy Partners/Stonewall, LLC (d)(e)	Utilities	S+6.00% (10.87%), 11/12/2026	2,961,909	2,961,909
Ground Penetrating Radar Systems, LLC (d)(e)	Business Services	S+5.50% (10.82%), 4/2/2031	824,000	812,546
Ground Penetrating Radar Systems, LLC (d)(e)(f)	Business Services	P+4.50% (12.50%), 4/2/2031	15,750	14,291
Ground Penetrating Radar Systems, LLC (d)(e)(f)	Business Services	S+5.50, 4/2/2031	-	(2,724)
Hallandale Oasis 2019 Holdings, LLC (d)(e)(f)	Real Estate	S+8.30% (13.40%), 8/9/2026	1,190,371	1,201,371
HealthEdge Software, Inc. (d)(e)(f)	Healthcare	S+4.75%, 7/16/2031	-	(4,801)
HealthEdge Software, Inc. (d)(e)(f)	Healthcare	S+4.75%, 7/16/2031	-	(1,445)
HealthEdge Software, Inc. (d)(e)	Healthcare	S+4.75% (9.85%), 7/16/2031	1,123,000	1,112,107
HelpSystems Holdings, Inc. (d)	Software/Services	S+4.00% (8.95%), 11/19/2026	997,389	949,594
Higginbotham Insurance Agency, Inc. (d)(e)	Financials	S+4.50% (9.35%), 11/24/2028	1,559,601	1,559,600
Higginbotham Insurance Agency, Inc. (d)(e)(f)	Financials	S+4.75% (9.60%), 11/24/2028	182,722	182,722
IW Buyer, LLC (d)(e)	Industrials	S+5.00% (9.70%), 6/28/2029	1,299,485	1,299,485
IW Buyer, LLC (d)(e)(f)	Industrials	S+5.00%, 6/28/2029	-	-
IXS Holdings, Inc. (d)	Transportation	S+4.25% (8.95%), 3/5/2027	1,143,194	1,111,047
J&K Ingredients, LLC (d)(e)	Food & Beverage	S+6.50% (11.10%), 11/16/2028	1,116,563	1,116,562
Jump Financial, LLC (d)	Financials	S+4.50% (9.37%), 8/7/2028	2,467,008	2,436,170
Keel Platform, LLC (d)(e)	Industrials	S+5.25% (9.85%), 1/19/2031	1,571,105	1,549,895
Keel Platform, LLC (d)(e)(f)	Industrials	S+5.25%, 1/19/2031	110,093	103,883
LABL, Inc. (d)	Paper & Packaging	S+5.00% (9.95%), 10/30/2028	498,718	486,509
Level 3 Financing, Inc. (d)	Telecom	S+6.56% (11.41%), 4/15/2030	750,000	762,188
LifePoint Health, Inc. (d)	Healthcare	S+4.75% (10.05%), 11/16/2028	248,752	248,254
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (11.00%), 1/29/2027	2,343,448	2,371,898
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (11.00%), 1/29/2027	132,559	134,168
Liquid Tech Solutions Holdings, LLC (d)(e)	Industrials	S+4.75% (9.71%), 3/20/2028	2,327,538	2,327,537
LSF12 Badger Bidco, LLC (d)	Industrials	S+6.00% (10.85%), 8/30/2030	1,246,859	1,193,868
LSF12 Donnelly Bidco, LLC (d)(e)	Industrials	S+6.50% (11.35%), 10/2/2029	1,113,750	1,113,750
Mandrake Bidco, Inc. (d)(e)	Industrials	S+4.75% (9.60%), 8/20/2031	3,231,000	3,199,207
Mandrake Bidco, Inc. (d)(e)(f)	Industrials	S+4.75%, 8/20/2031	-	(5,087)
Max US Bidco, Inc. (d)	Food & Beverage	S+5.00% (9.85%), 10/3/2030	1,493,747	1,410,590
Mckissock Investment Holdings, LLC (d)	Education	S+5.00% (9.96%), 3/12/2029	1,116,563	1,115,178
Michael Baker International, LLC (d)	Industrials	S+4.75% (9.60%), 12/1/2028	997,500	1,001,241
Midwest Physician Administrative Services, LLC (d)	Healthcare	S+3.00% (7.87%), 3/13/2028	997,416	898,383
Miller Environmental Group, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/6/2031	-	(7,450)
Miller Environmental Group, Inc. (d)(e)	Business Services	S+4.75% (9.35%), 9/10/2031	900,000	886,590
Miller Environmental Group, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/6/2031	-	(3,725)
Miller Environmental Group, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/6/2031	-	(3,725)
MPH Acquisition Holdings, LLC (d)	Healthcare	S+4.25% (9.57%), 9/1/2028	1,734,360	1,301,637
MRI Software, LLC (d)(e)(f)	Software/Services	S+4.75% (9.35%), 2/10/2027	276,750	265,927
MYOB US Borrower, LLC (d)	Business Services	S+4.00% (8.85%), 5/6/2026	997,368	984,283
Nautilus Power, LLC (d)	Utilities	S+5.25% (10.12%), 11/16/2026	997,766	994,274
Neptune Bidco US, Inc. (d)	Publishing	S+5.00% (10.40%), 4/11/2029	997,475	934,424
New Fortress Energy, Inc. (d)	Utilities	S+5.00% (10.25%), 10/30/2028	1,742,478	1,571,349
NGP XI Midstream Holdings, LLC (d)(e)	Energy	S+4.00% (8.60%), 7/25/2031	1,000,000	990,290
Nielsen Consumer, Inc. (d)	Business Services	S+4.75% (9.60%), 3/6/2028	750,000	746,250
One Call Corp. (d)	Healthcare	S+5.50% (11.05%), 4/22/2027	1,246,778	1,213,115
Onex TSG Intermediate Corp. (d)	Healthcare	S+4.75% (9.71%), 2/28/2028	335,084	334,350
PetVet Care Centers, LLC (d)(e)	Healthcare	S+6.00% (10.85%), 11/15/2030	1,719,010	1,688,927
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2030	-	(3,955)
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2029	-	(3,955)
PlayPower, Inc. (d)(e)	Industrials	S+5.25% (9.85%), 8/28/2030	977,000	962,570
PlayPower, Inc. (d)(e)(f)	Industrials	S+5.25%, 8/28/2030	-	(2,186)
PLZ Aeroscience Corp. (d)	Paper & Packaging	S+3.75% (8.71%), 8/3/2026	748,057	693,202
Pretzel Parent, Inc. (d)	Media/Entertainment	S+4.50% (9.34%), 8/14/2031	1,000,000	1,001,250
Prometric Holdings, Inc. (d)	Education	S+4.75% (9.71%), 1/31/2028	496,256	498,489
Pug, LLC (d)	Media/Entertainment	S+4.75% (9.60%), 3/15/2030	982,696	979,827
Radiology Partners, Inc. (d)	Healthcare	S+5.00% (10.38%) 1.50% PIK, 1/31/2029	1,396,446	1,364,160
Reagent Chemical and Research, LLC (d)(e)	Chemicals	S+5.25% (10.10%), 4/30/2031	2,942,150	2,886,838
Reagent Chemical and Research, LLC (d)(e)(f)	Chemicals	S+5.25%, 4/30/2030	-	(7,276)
Revere Power, LLC (d)	Utilities	S+4.25% (9.00%), 3/30/2026	1,602,586	1,589,237
Revere Power, LLC (d)	Utilities	S+4.25% (9.00%), 3/30/2026	140,861	139,688
Serrano Parent, LLC (d)(e)	Software/Services	S+6.50% (11.62%), 5/12/2030	3,135,000	3,069,165
Serrano Parent, LLC (d)(e)(f)	Software/Services	S+6.50%, 5/12/2030	-	(6,783)
Sinclair Television Group, Inc. (d)	Broadcasting	S+3.75% (8.70%), 4/23/2029	750,000	545,220
Team Health Holdings, Inc. (d)	Healthcare	S+5.25% (10.50%), 3/2/2027	1,495,698	1,427,225
Truck Hero, Inc. (d)	Transportation	S+5.00% (9.96%), 1/31/2028	497,500	493,923
Trystar, LLC (d)(e)	Utilities	S+4.50% (9.73%), 8/6/2031	1,805,000	1,787,347
Trystar, LLC (d)(e)(f)	Utilities	S+4.50%, 8/6/2031	-	(6,308)
Trystar, LLC (d)(e)(f)	Utilities	S+4.50%, 8/6/2031	-	(3,149)
US Anesthesia Partners, Inc. (d)	Healthcare	S+4.25% (9.57%), 10/2/2028	993,600	971,989
Vaco Holdings, LLC (d)	Business Services	S+5.00% (9.95%), 1/22/2029	1,493,603	1,462,805
Varicent Intermediate Holdings Corp. (d)(e)	Software/Services	S+6.00% (10.60%) 3.25% PIK, 8/23/2031	955,000	940,885
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+6.00%, 3.25% PIK, 8/23/2031	7,897	4,128
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+6.00%, 3.25% PIK, 8/23/2031	-	(1,877)
Victory Buyer, LLC (d)	Industrials	S+3.75% (8.72%), 11/20/2028	1,242,993	1,192,105
Vistage Worldwide, Inc. (d)	Business Services	S+4.75% (9.35%), 7/13/2029	496,203	495,275
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (11.83%), 9/1/2029	3,785,682	3,708,075
Volunteer AcquisitionCo, LLC (d)(e)(f)	Industrials	S+6.50%, 9/1/2029	-	(6,539)
Volunteer AcquisitionCo, LLC (d)(e)(f)	Industrials	S+6.50%, 9/1/2029	-	(13,079)
WaterBridge Midstream Operating, LLC (d)	Energy	S+4.75% (9.39%), 6/27/2029	1,750,000	1,688,120
Waterbridge NDB Operating, LLC (d)	Energy	S+4.50% (9.60%), 5/10/2029	1,000,000	997,190
Westwood Professional Services, Inc. (d)(e)	Business Services	S+4.75% (9.57%), 9/16/2031	2,324,000	2,324,000
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/16/2031	-	-
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/16/2031	-	-
WHK Waterfront Urban Renewal, LLC (d)(e)(f)	Real Estate	S+5.50% (10.60%), 7/9/2027	255,204	260,804
Zayo Group Holdings, Inc. (d)	Telecom	S+4.25% (9.10%), 3/9/2027	992,999	913,311
Zendesk, Inc. (d)(e)	Software/Services	S+5.00% (9.69%), 11/22/2028	547,910	547,910
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00%, 11/22/2028	-	-
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00%, 11/22/2028	-	-
Total Bank Loans (Cost $116,334,881)				$117,064,231
Corporate Bonds - 11.8%
Brightline East, LLC (c)	Transportation	11.00%, 1/31/2030	$3,000,000	$2,553,106
Dish Network Corp. (c)	Cable	11.75%, 11/15/2027	1,500,000	1,571,250
Global Medical Response, Inc. (c)	Healthcare	10.00%, 1.25% PIK, 10/31/2028	1,000,000	1,004,104
Graftech Global Enterprises, Inc. (c)	Industrials	9.88%, 12/15/2028	1,750,000	1,321,250
JetBlue Airways Corp. (c)	Transportation	9.88%, 9/20/2031	1,250,000	1,315,964
New Fortress Energy, Inc. (c)	Utilities	6.75%, 9/15/2025	500,000	478,440
New Fortress Energy, Inc. (c)	Utilities	6.50%, 9/30/2026	2,500,000	2,106,450
Staples, Inc. (c)	Business Services	10.75%, 9/1/2029	750,000	727,500
Univision Communications, Inc. (c)	Broadcasting	8.50%, 7/31/2031	500,000	502,493
US Acute Care Solutions, LLC (c)	Healthcare	9.75%, 5/15/2029	500,000	516,944
Windstream Escrow, LLC (c)	Telecom	8.25%, 10/1/2031	1,000,000	1,017,648
Total Corporate Bonds (Cost $13,332,794)				$13,115,149
Total Senior Secured First Lien Debt (Cost $129,667,675)				$130,179,380
Senior Secured Second Lien Debt - 7.6%
Bank Loans - 7.6%
Altar Bidco, Inc. (d)	Technology	S+5.60% (10.40%), 2/1/2030	$1,000,000	$963,750
Ascend Learning, LLC (d)	Education	S+5.75% (10.70%), 12/10/2029	500,000	483,125
Corelogic, Inc. (d)	Business Services	S+6.50% (11.46%), 6/4/2029	2,000,000	1,934,160
Edelman Financial Center, LLC (d)	Financials	S+5.25% (10.10%), 10/6/2028	1,000,000	995,420
Icon Parent, Inc. (d)	Software/Services	S+5.00% (9.85%), 9/12/2032	1,000,000	1,002,190
IDERA, Inc. (d)(e)	Technology	S+6.75% (12.15%), 3/2/2029	503,049	483,983
Nexus Buyer, LLC (d)	Financials	S+6.25% (11.20%), 11/5/2029	750,000	746,250
OneDigital Borrower, LLC (d)	Financials	S+5.25% (10.10%), 7/2/2032	1,000,000	989,060
RealPage, Inc. (d)	Software/Services	S+6.50% (11.46%), 4/23/2029	959,683	919,166
Total Bank Loans (Cost $8,579,966)				$8,517,104
Total Senior Secured Second Lien Debt (Cost $8,579,966)				$8,517,104
Subordinated Debt - 7.6%
Bank Loans - 0.8%
Hallandale Oasis 2019 Holdings, LLC (d)(e)(f)	Real Estate	S+11.00% (16.10%), 8/9/2026	$928,963	$937,128
WHK Waterfront Mezz, LLC (d)(e)(f)	Real Estate	S+11.90%, 6/28/2029	-	(15,270)
Total Bank Loans (Cost $894,740)				$921,858
Convertible Bonds - 2.0%
MKS Instruments, Inc. (c)	Technology	1.25%, 6/1/2030	$1,000,000	$990,467
Unit Group Inc (c)	Telecom	7.50%, 12/1/2027	500,000	555,471
Wolfspeed, Inc.	Technology	1.75%, 5/1/2026	1,000,000	705,950
Total Convertible Bonds (Cost $2,288,775)				$2,251,888
Corporate Bonds - 4.8%
Aethon United Finance Corp. (c)	Energy	7.50%, 10/1/2029	$1,000,000	$1,013,300
Samarco Mineracao, SA (c)	Industrials	9.00% PIK, 6/30/2031	2,159,312	2,022,196
Scripps Escrow II, Inc. (c)	Media/Entertainment	5.38%, 1/15/2031	500,000	286,049
Terex Corp. (c)	Industrials	6.25%, 10/15/2032	1,000,000	1,000,000
Venture Global LNG, Inc. (c)	Energy	9.00%, 3/30/2073	1,000,000	1,013,750
Total Corporate Bonds (Cost $5,239,616)				$5,335,295
Total Subordinated Debt (Cost $8,423,131)				$8,509,041
Total Investments - 141.3% (Cost $156,692,988)				$157,435,965
Liabilities in Excess of Other Assets - (41.3%)				(46,010,377)
Total Net Assets - 100.0%				$111,425,588

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the schedule of investments are non-affiliated, non-controlled investments.

(b)	The majority of the investments bear interest at a rate that may be determined by reference to Secured Overnight Financing Rate (“SOFR” or “S”) or Prime ("P") and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at September 30, 2024. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For floating rate securities, the all-in rate is disclosed within parentheses.

(c)	Security may be subject to legal restrictions on sales. The aggregate value of these securities at September 30, 2024 was $30,226,822, which represented 27.13% of net assets.

(d)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

(f)	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The investment may be subject to an unused/letter of credit facility fee. The negative fair value, if applicable, is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost, if applicable, is the result of the capitalized discount being greater than the principal amount outstanding on the loan. Please refer to Note 7 for additional details.

   The accompanying notes are an integral part of these financial statements.

As of September 30, 2024, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured loans. Suchcommitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance thatsuch conditions will be satisfied.

Company	Commitment Type	Total Revolving and Delayed Draw Loan Commitments	Less: Funded Commitments	Total Unfunded Commitments
Adelaide Borrower, LLC	Delayed Draw	$412,000	$-	$412,000
Adelaide Borrower, LLC	Revolver	258,000	-	258,000
Aramsco, Inc.	Delayed Draw	185,752	-	185,752
Artifact Bidco, Inc.	Delayed Draw	194,000	-	194,000
Artifact Bidco, Inc.	Revolver	139,000	-	139,000
AuditBoard, Inc.	Delayed Draw	564,000	-	564,000
AuditBoard, Inc.	Revolver	226,000	-	226,000
Avalara, Inc.	Revolver	50,000	-	50,000
Azurite Intermediate Holdings, Inc.	Delayed Draw	1,171,875	750,000	421,875
Azurite Intermediate Holdings, Inc.	Revolver	187,500	-	187,500
Bingo Group Buyer, Inc.	Delayed Draw	244,000	-	244,000
Bingo Group Buyer, Inc.	Revolver	94,000	2,858	91,142
Miller Environmental Group, Inc.	Delayed Draw	250,000	-	250,000
Miller Environmental Group, Inc.	Delayed Draw	500,000	-	500,000
Miller Environmental Group, Inc.	Revolver	250,000	-	250,000
Demakes Borrower, LLC	Delayed Draw	283,000	-	283,000
Faraday Buyer, LLC	Delayed Draw	47,000	-	47,000
Ground Penetrating Radar Systems, LLC	Delayed Draw	196,000	-	196,000
Ground Penetrating Radar Systems, LLC	Revolver	105,000	15,750	89,250
Hallandale Oasis 2019 Holdings, LLC	Delayed Draw	1,898,734	928,963	969,771
Hallandale Oasis 2019 Holdings, LLC	Delayed Draw	5,000,000	1,190,371	3,809,629
HealthEdge Software, Inc.	Delayed Draw	495,000	-	495,000
HealthEdge Software, Inc.	Delayed Draw	149,000	-	149,000
Higginbotham Insurance Agency, Inc.	Delayed Draw	1,049,248	182,722	866,526
IW Buyer, LLC	Revolver	290,135	-	290,135
Keel Platform, LLC	Delayed Draw	460,000	110,093	349,907
Mandrake Bidco, Inc.	Revolver	517,000	-	517,000
MRI Software, LLC	Delayed Draw	1,125,000	276,750	848,250
PetVet Care Centers, LLC	Delayed Draw	226,000	-	226,000
PetVet Care Centers, LLC	Revolver	226,000	-	226,000
PlayPower, Inc.	Revolver	148,000	-	148,000
Reagent Chemical and Research, LLC	Revolver	387,000	-	387,000
Serrano Parent, LLC	Revolver	323,000	-	323,000
Trystar, LLC	Delayed Draw	645,000	-	645,000
Trystar, LLC	Revolver	322,000	-	322,000
Varicent Intermediate Holdings Corp.	Delayed Draw	255,000	7,897	247,103
Varicent Intermediate Holdings Corp.	Revolver	127,000	-	127,000
Volunteer AcquisitionCo, LLC	Delayed Draw	319,000	-	319,000
Volunteer AcquisitionCo, LLC	Revolver	638,000	-	638,000
Westwood Professional Services, Inc.	Delayed Draw	697,000	-	697,000
Westwood Professional Services, Inc.	Revolver	349,000	-	349,000
WHK Waterfront Mezz, LLC	Revolver	1,527,000	-	1,527,000
WHK Waterfront Urban Renewal, LLC	Revolver	4,000,000	255,204	3,744,796
Zendesk, Inc.	Delayed Draw	132,778	-	132,778
Zendesk, Inc.	Revolver	55,000	-	55,000
		$26,718,022	$3,720,608	$22,997,414

Notes to financial statements

1. Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”), and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are independent (as defined in the 1940 Act) of the Adviser and its affiliates.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). Under normal market conditions, the Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

The Fund’s investment objective is to generate attractive risk-adjusted returns with consistent current income. The Fund defines ‘risk-adjusted returns’ as the generation of realized and unrealized gains on a stockholder’s investment relative to the risk associated with the risk profile of the Fund’s investments. The Fund seeks to achieve its investment objective by investing in private credit investments in middle market companies in the United States. The investment portfolio will primarily consist of private credit investments, which include privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans, broadly syndicated corporate loans and high yield corporate bonds.

2. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements reflect all adjustments, both normal and recurring which, in the opinion of management, are necessary for the fair presentation of the Fund’s results of operations and financial condition for the periods presented. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include short-term, liquid investments in a money market deposit account. Cash and cash equivalents are carried at cost which approximates fair value.

Investment valuation and fair value measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board.

Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained.

Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process.

With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;

•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and

•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee also has established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations.

High Yield Corporate Bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

If they are traded on the valuation date, equity securities that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the securities at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value and elects to value the security at fair value pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of September 30, 2024, according to the fair value hierarchy:

Franklin BSP Private Credit Fund

DESCRIPTION[1]	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Collateralized Securities
CLO Debt	$-	$-	$10,230,440	$10,230,440
Total Collateralized Securities	-	-	10,230,440	10,230,440
Senior Secured First Lien Debt
Bank Loans	-	66,648,801	50,415,430	117,064,231
Corporate Bonds	-	13,115,149	-	13,115,149
Total Senior Secured First Lien Debt	-	79,763,950	50,415,430	130,179,380
Senior Secured Second Lien Debt
Bank Loans	-	8,033,121	483,983	8,517,104
Total Senior Secured Second Lien Debt	-	8,033,121	483,983	8,517,104
Subordinated Debt
Bank Loans	-	-	921,858	921,858
Convertible Bonds	-	2,251,888	-	2,251,888
Corporate Bonds	-	5,335,295	-	5,335,295
Total Subordinated Debt	-	7,587,183	921,858	8,509,041
Total Assets	$-	$95,384,254	$62,051,711	$157,435,965

(1)   For further security characteristics, see the Fund’s Schedule of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended September 30, 2024:

	Franklin BSP Private Credit Fund
	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt	Subordintaed Debt
Beginning Balance - January 1, 2024	$4,483,492	$22,068,321	$484,000	$-
Acquisitions	8,795,231	21,327,594	734,153	928,997
Dispositions	(2,759,375)	(352,476)	(746,951)	-
Realized gain (loss)	35,613	5,036	45,763	-
Return of capital	(500,000)	6,996,012	-	(34,257)
Change in unrealized appreciation (depreciation)	175,479	370,943	(32,982)	27,118
Net transfers in/(out) of Level 3	-	-	-	-
Ending Balance - September 30, 2024	$10,230,440	$50,415,430	$483,983	$921,858

As of September 30, 2024, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $184,868 for Collateralized Securities, $372,958 for Senior Secured First Lien Debt, $(7,408) for Senior Secured Second Lien Debt, and $27,118 for Subordinated Debt.

Significant unobservable inputs

The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of September 30, 2024. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
		Primary Valuation	Unobservable			Weighted
Asset Category	Fair Value	Technique	Inputs	Minimum	Maximum	Average (a)
Collateralized Securities	3,754,850	Yield Analysis	Discount Margin	3.00%	5.12%	4.25%
Collateralized Securities	1,035,590	Yield Analysis	Discount Rate	10.40%	10.40%	10.40%
Collateralized Securities (b)	5,440,000	N/A	N/A	N/A	N/A	N/A
Senior Secured First Lien Debt	32,053,491	Yield Analysis	Market Yield	8.63%	12.60%	10.53%
Senior Secured First Lien Debt	1,462,175	Yield Analysis	Discount Margin	5.50%	8.30%	7.80%
Senior Secured First Lien Debt	1,742,322	Yield Analysis	Market Yield	7.80%	8.05%	7.83%
Senior Secured First Lien Debt (b)	15,157,442	N/A	N/A	N/A	N/A	N/A
Senior Secured Second Lien Debt	483,983	Yield Analysis	Market Yield	11.90%	11.90%	11.90%
Subordinated Debt	937,128	Yield Analysis	Discount Margin	11.00%	11.00%	11.00%
Subordinated Debt (b)	(15,270)	N/A	N/A	N/A	N/A	N/A
	62,051,711

(a)   Weighted averages are calculated based on fair value of investments.

(b)   Investment(s) valued based on recent or pending transactions expected to close after the valuation date

There were no significant changes in valuation approach or technique as of September 30, 2024.